COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Weighted-Average Remaining Lease Term and Discount Rate) (Details)	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Weighted-average remaining lease term	2 years 6 months 7 days
Weighted-average discount rate	1.54%